PROPERTY AND EQUIPMENT, NET	12 Months Ended
Jun. 30, 2021
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

NOTE 9. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	June 30,	June 30,	June 30,
	2020	2021	2021
	RMB	RMB	U.S. Dollars
Motor vehicles	¥4,741,366	¥5,097,921	$789,415
Office equipment and fixtures	1,436,210	1,385,084	214,481
Production equipment	30,181,761	30,559,275	4,732,109
Total property and equipment	36,359,337	37,042,280	5,736,005
Less: accumulated depreciation	(6,602,458)	(9,135,200)	(1,414,588)
Less: Impairment for property and equipment	—	(768,312)	(118,973)
Property and equipment, net	¥29,756,879	¥27,138,768	$4,202,444

Depreciation expenses was ¥1,096,772, ¥1,582,461 and ¥2,773,122 ($429,419) for the years ended June 30, 2019, 2020 and 2021, respectively.

Impairment loss for the property and equipment was ¥nil, ¥nil and ¥768,312 ($118,973) for the years ended June 30, 2019, 2020 and 2021. As one of the Company’s subsidiaries decided to change its business strategy, its current properties and equipment were not able to generate enough future cashflow. Thus the Company decided to record full impairment of those properties and equipment during the year ended June 30, 2021.

Gain from property and equipment disposal was ¥nil and 89,156 for the years ended June 30, 2019 and 2020, respectively. Loss from property and equipment disposal was ¥19,590 ($3,034) for the year ended June 30, 2021.